RELATED PARTY TRANSACTIONS - Schedule of Advance to Vendors - Related Parties (Details) - Related Party [Member] - USD ($)	Sep. 30, 2025	Mar. 31, 2025
RELATED PARTY TRANSACTIONS - Schedule of Advance to Vendors - Related Parties (Details) [Line Items]
Advance to vendors	$ 312,417	$ 50
Qinghai Chengchuang Ideal Trading Co. Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Advance to Vendors - Related Parties (Details) [Line Items]
Advance to vendors	171,802	0
Qinghai Jiayuan Mingyue Trade Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Advance to Vendors - Related Parties (Details) [Line Items]
Advance to vendors	140,445	0
Other Related Parties [Member]
RELATED PARTY TRANSACTIONS - Schedule of Advance to Vendors - Related Parties (Details) [Line Items]
Advance to vendors	$ 170	$ 50